                       SEMIANNUAL REPORT / APRIL 30, 2002

                       AIM GLOBAL FINANCIAL SERVICES FUND

                                 [COVER IMAGE]

                                [AIM FUNDS LOGO]

                            ----Registered Trademark----

================================================================================

                                 [COVER IMAGE]

                   THE BANKER AND HIS WIFE BY QUENTIN METSYS

 THE WORLD'S EARLIEST BANKS CAME ABOUT WHEN PEOPLE PRESENTED THEIR FORTUNES FOR

SAFEKEEPING TO THOSE THEY COULD TRUST, USUALLY GOLDSMITHS. THE GOLDSMITHS WOULD

 ISSUE A NOTE THAT OFFERED TO PAY THE BEARER THE VALUE OF THE COINS DEPOSITED.

THESE NOTES WERE OFTEN EXCHANGED AND CIRCULATED, RATHER THAN CASHED IN, AND THE

  GOLDSMITHS PROFITED BY CHARGING INTEREST ON THE LOANS THEY GRANTED USING THE

                      GOLD AND SILVER IN THEIR POSSESSION.

================================================================================

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Global Financial Services Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class A, Class B and Class C shares will differ due to different sales charge structures and class expenses.

o The fund's average annual total returns as of the close of the reporting period ended 4/30/02 (including sales charges) are as follows: Class A shares, one year, -8.69%; five years, 13.11%; inception (5/31/94), 12.88%.
    Class B shares, one year, -9.39%five years, 13.41%; inception (5/31/94), 13.01%. Class C shares, one year, -5.58%; inception (3/1/99), 10.52%. In addition, industry regulations require us to provide average annual total returns (including sales charges) as of 3/31/02, the most recent calendar quarter-end, which were: Class A shares, one year, 0.17%; five years, 14.47%; inception (5/31/94) 13.45%. Class B shares, one year, -0.35%; five years, 14.78%; inception (5/31/94), 13.59%. Class C shares, one year, 3.65%; inception (3/1/99), 11.89%.

Past performance cannot guarantee comparable future results. DUE TO RECENT MARKET VOLATILITY RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.

o The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly increase the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

o Investing in a single-sector mutual fund may involve greater risk and potential reward than investing in a more diversified fund.

The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lipper Financial Services Fund Index represents an average of the 10 largest financial services funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o The unmanaged MSCI All Country (AC) World Free Index tracks the performance of approximately 50 developed and emerging countries covered by Morgan Stanley Capital International. The "free" index represents actual buyable opportunities for global investors.

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not include sales charges or fund expenses.

   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT
     AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

 This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.

                    DEAR FELLOW SHAREHOLDER:

[PHOTO OF           In a letter to shareholders in spring 1995 fund reports,
ROBERT H.           before Alan Greenspan had uttered the words "irrational
GRAHAM]             exuberance," we cautioned our investors: "If you are
                    investing in mutual funds with expectations of double-digit returns every year, you will be disappointed. Maybe not today, but sometime in the future."

                       Depending on which AIM funds you own, there is a good
                    possibility you have experienced a loss during the past couple of years, perhaps including the six months covered by this report. Even investors who have not lost money may have been tempted to take their money out of the markets. We at AIM thank you for staying with us during this period.

                       Our nation and our markets have been badly shaken
                    recently: by terrorism and war, by the first recession in a decade, by a two-year bear market for equities, and by a loss of confidence in corporate governance and financial reporting stemming from the Enron collapse. It is obvious that markets got way ahead of themselves during the 1990s. Recall the euphoria about the Dow Jones Industrials breaking through the 10,000 mark. The Dow closed above that mark for the first time on March 29, 1999. As the period covered by this report closed, it was hovering around that mark.

   However, it would be foolish to replace irrational exuberance with equally irrational pessimism. Many of you who have only recently begun investing, perhaps as the markets were peaking in 1999 and 2000, may wonder whether markets ever produce positive returns. Nevertheless, the overwhelming majority of long-term investors, those who have been invested at least five years, are well ahead of where they started.

LONG-TERM OPTIMISM

One of our senior investment officers recently described what he considers the appropriate approach to the current equity markets: "optimism, tempered with rationality." I couldn't agree more. Looking at the long run, I cannot help being optimistic about the prospects for the U.S. economy. A great deal of the world's intellectual capital resides within our borders, and we enjoy a political and business structure that historically has provided unparalleled incentive for hard work and innovation. It takes effort not to be enthusiastic about the long-term state of the U.S. economy, and therefore of our equity markets.

   Beyond domestic equities, there are other investments with attractive potential. The likelihood of stable interest rates is strong, as the Federal Reserve has signaled its neutral stance in light of tame inflation and measured economic growth. Bonds typically do well in such a climate.

   The current international outlook is also favorable. Recent European economic data point to a pickup in manufacturing and consumer confidence. In Asia, export-led recovery is a dominant theme.

   No one, however, is anticipating a return to the heady days of the '90s, and a dose of realistic expectations would do us all well. Over the very long term--since before the Great Depression--domestic equities have produced average annual total returns of approximately 10%; fixed-income investments typically return less.

   As we warned seven years ago, bull markets do end. So do bear markets. The trouble is, no one can predict exactly when. In this environment, we at AIM can only promise to remain focused on two fundamental aspects of our business. The first is a disciplined investment process, which we know is the root of good performance over time. The other is excellent customer service, which you always deserve but probably need even more when markets are as volatile and generally disappointing as they have been lately.

YOUR FUND MANAGERS COMMENT

In the pages that follow, you will find your fund managers' more detailed discussion of factors that influenced your fund.

   Briefly, the low-interest-rate environment in the United States proved positive for many financial services stocks. Given this environment, Class A shares of AIM Global Financial Services Fund returned 11.23%, excluding sales charges, during the six-month reporting period. The fund outperformed its broader-based index, the MSCI All Country World Free Index, which returned 4.69% for the same period.

   You can always find timely information about your fund and the markets in general on our Web site, aimfunds.com. We invite you to visit it often. Our Client Services Department can be reached during regular business hours at 800-959-4246.

   Thank you for your continued participation in The AIM Family of Funds--Registered Trademark--.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

June 10, 2002

FINANCIAL SERVICES STOCKS THRIVE

HOW DID AIM GLOBAL FINANCIAL SERVICES FUND PERFORM DURING THE REPORTING PERIOD?

The low interest rate environment, particularly in the U.S., proved beneficial for financial services stocks as a group. Given this environment, for the six-month reporting period ended April 30, 2002, AIM Global Financial Services Fund's Class A shares returned 11.23%, Class B shares 10.96% and Class C shares 10.96%, excluding sales charges. The fund outperformed its benchmark, the MSCI All Country (AC) World Free Index, which returned 4.69%. By comparison, the fund also outperformed U.S. stocks--represented by the S&P 500 Index--which returned 2.31%.

WHAT WERE SOME OF THE MAJOR TRENDS IN THE STOCK MARKET?

Despite impressive rallies in November and early March, stocks struggled for most of the reporting period. The Federal Reserve Board (the Fed) helped spark the rally early in the reporting period by cutting the key federal funds rate to 1.75%--its lowest level in 40 years--in an effort to pull the economy out of recession. But when the nation's gross domestic product (GDP) grew at a surprisingly strong rate in the fourth quarter of 2001, the Fed hinted that it might raise interest rates in the months ahead to prevent the economy from expanding too rapidly.

   Although growth stocks rallied impressively at the end of 2001, they underperformed value stocks for the reporting period. In the uncertain market environment, value stocks were more attractive to investors.

   On a sector basis, consumer-discretionary and consumer-staples stocks performed well. Despite economic uncertainties, Americans continued to spend, benefiting the nation's retailers, particularly discount stores. Information technology stocks, which performed strongly at the close of 2001, plummeted in the first months of 2002 as corporate spending on technology was weak.

WHAT HAPPENED IN THE FINANCIAL SERVICES SECTOR?

Banks were one of the better-performing industries as some of the lowest interest rates in years spurred new mortgage growth. Several of the fund's bank holdings performed well, including Bank of America and Wachovia.

   Diversified financial services companies posted mixed returns. For instance, consumer-oriented companies were the recipients of robust consumer spending which helped increase revenues of credit card companies. Securities brokers, however, found the market environment more difficult. Fees continued to slide as trading volumes declined and underwriting activity was soft. However, as the economy improves, investors often begin to focus on this industry again as it offers the possibility of long-term growth.

   The insurance industry--hit by billions of dollars in losses from last year's terrorist attacks--found an improved pricing environment. American International Group (AIG), the largest company in the insurance industry, however, was plagued

================================================================================

FUND AT A GLANCE

AIM Global Financial Services Fund is for shareholders seeking long-term growth of capital. The fund invests primarily in the equity securities of financial services companies, including those engaged in banking, insurance, investment management, brokerage and diversified financial activities.

                                    [PHOTO]

INVESTMENT STYLE: GROWTH AT A REASONABLE PRICE--GARP (draws on the strength of both value and growth investing to identify companies with strong growth prospects and attractive valuations)

o   Focuses on the best financial services ideas worldwide

o Emphasizes large company stocks, which historically have been less volatile than those of smaller companies

o   Utilizes a bottom-up stock-selection process

================================================================================

FUND VS. INDEX

Total Returns 10/31/01-4/30/02, excluding sales charges

================================================================================

                                    [BAR CHART]

Fund Class A Shares at NAV            11.23%

MSCI All Country World Free Index      4.69%

The performance of the fund's Class A, Class B and Class C shares will differ due to different sales charge structures and class expenses.

================================================================================
by concerns over the behemoth's complex financial structure. This dampened returns for the insurance group as a whole for the first quarter of 2002.

PORTFOLIO COMPOSITION

As of 4/30/02, based on total net assets

========================================================================================================================
TOP 10 HOLDINGS                                 TOP 10 INDUSTRIES                              TOP 10 COUNTRIES
------------------------------------------------------------------------------------------------------------------------
 1. Citigroup Inc.                      3.8%     1. Banks                            37.0%      1. U.S.A.          76.0%

 2. Bank of America Corp.               3.2      2. Diversified Financial Services   29.8       2. Canada           3.4

 3. American International Group, Inc.  3.2      3. Life & Health Insurance           6.4       3. United Kingdom   2.6

 4. Lehman Brothers Holdings Inc.       2.8      4. Multi-line Insurance              6.0       4. Ireland          2.5

 5. Wells Fargo & Co.                   2.8      5. Property & Casualty Insurance     4.8       5. France           2.4

 6. FleetBoston Financial Corp.         2.7      6. Data Processing Services          3.4       6. Bermuda          2.3

 7. Merrill Lynch & Co., Inc.           2.5      7. Reinsurance                       2.8       7. Germany          2.0

 8. Bank of New York Co., Inc. (The)    2.4      8. Consumer Finance                  2.6       8. Italy            1.7

 9. Comerica Inc.                       2.3      9. Industrial Conglomerates          1.6       9. Spain            1.2

10. Cullen/Frost Bankers, Inc.          2.2     10. Managed Health Care               1.4      10. Hong Kong        1.1

The fund's portfolio is subject to change, and there is no assurance that the fund will continue to hold any particular security.
========================================================================================================================

HOW DID YOU MANAGE THE FUND IN THIS ENVIRONMENT?

We continue to adhere to our growth at a reasonable price or GARP selection process to identify attractive stocks. Overall, we continue to seek opportunities the same way we always have, with an eye on earnings and valuations.

   Certain industry groups benefited the fund including guarantors and consumer finance. Our exposure in the brokerage industry hurt fund performance. While the fund has the majority of its holdings in U.S. stocks, some of our international exposure also greatly benefited the fund including Bank of Ireland--a linchpin of the Irish economy since 1783.

CAN YOU DISCUSS SOME PARTICULAR HOLDINGS?

We'll mention two stocks that have performed well for the fund recently.

   COMERICA INC. is a Detroit-based commercial lender. The bank holding company has both business and individual bank units that issue loans to small and middle-market firms. A third operating unit, the investment bank unit, provides mutual funds and annuities, insurance and trust products along with a myriad of other investment services. The stock looks attractive compared to the regional bank group average.

   ANGLO IRISH BANK CORP. PLC provides financial services primarily to small and mid-size companies in the United Kingdom and Ireland. The stock has benefited both from the fast-growing Irish economy as well as from a superior business model, which has allowed it to gain market share on a regular basis for several years. The stock continues to trade at a discount to the pan-European banking sector.

WHAT WERE CONDITIONS LIKE AT THE CLOSE OF THE REPORTING PERIOD?

Markets were volatile as investors kept a close eye on developments at home and abroad. While the recession had apparently ended, economic recovery seemed somewhat tentative.

   On the more positive side, corporate profit margins, while disappointing in some cases, were improving, and interest rates and inflation were low. Despite slipping in April, consumer confidence generally rose over the reporting period, and consumer spending, which accounts for about two thirds of economic activity, remained healthy.

PORTFOLIO MANAGEMENT TEAM

Clas G. Olsson
Robert A. Shelton
Barrett K. Sides
Meggan M. Walsh

          See important fund and index disclosures inside front cover.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

APRIL 30, 2002
(UNAUDITED)

                                                              MARKET
                                                SHARES        VALUE
DOMESTIC COMMON STOCKS-76.03%

BANKS-24.05%

Bank of America Corp.                            137,000   $  9,929,760
-----------------------------------------------------------------------
Bank of New York Co., Inc. (The)                 200,000      7,318,000
-----------------------------------------------------------------------
Comerica Inc.                                    115,000      7,227,750
-----------------------------------------------------------------------
Cullen/Frost Bankers, Inc.                       181,000      6,830,940
-----------------------------------------------------------------------
FleetBoston Financial Corp.                      234,900      8,291,970
-----------------------------------------------------------------------
Investors Financial Services Corp.                68,300      5,029,612
-----------------------------------------------------------------------
Mellon Financial Corp.                            94,003      3,549,553
-----------------------------------------------------------------------
Northern Trust Corp.(a)                           73,000      3,877,760
-----------------------------------------------------------------------
PNC Financial Services Group                      81,500      4,494,725
-----------------------------------------------------------------------
Wachovia Corp.                                    87,500      3,328,500
-----------------------------------------------------------------------
Wells Fargo & Co.                                170,500      8,721,075
-----------------------------------------------------------------------
Zions Bancorp                                    114,500      6,192,160
=======================================================================
                                                             74,791,805
=======================================================================

CONSUMER FINANCE-2.57%

Countrywide Credit Industries, Inc.               38,000      1,774,980
-----------------------------------------------------------------------
MBNA Corp.                                       175,000      6,203,750
=======================================================================
                                                              7,978,730
=======================================================================

DATA PROCESSING SERVICES-3.43%

Concord EFS, Inc.(b)                             151,000      4,921,090
-----------------------------------------------------------------------
DST Systems, Inc.(b)                             116,000      5,732,720
=======================================================================
                                                             10,653,810
=======================================================================

DIVERSIFIED FINANCIAL SERVICES-28.45%

Affiliated Managers Group, Inc.(b)                81,700      5,196,120
-----------------------------------------------------------------------
Alliance Capital Management Holding L.P.          86,000      3,956,860
-----------------------------------------------------------------------
Ambac Financial Group, Inc.                       53,000      3,331,580
-----------------------------------------------------------------------
American Express Co.                             109,500      4,490,595
-----------------------------------------------------------------------
BlackRock, Inc.(b)                                25,000      1,150,000
-----------------------------------------------------------------------
Citigroup Inc.                                   274,501     11,885,893
-----------------------------------------------------------------------
Eaton Vance Corp.                                 68,000      2,484,040
-----------------------------------------------------------------------
Fannie Mae                                        64,500      5,090,985
-----------------------------------------------------------------------
Federated Investors, Inc.-Class B                 90,000      2,885,400
-----------------------------------------------------------------------
Freddie Mac                                       81,000      5,293,350
-----------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                   81,300      6,402,375
-----------------------------------------------------------------------
Investment Technology Group, Inc.(b)              30,000      1,380,000
-----------------------------------------------------------------------
Legg Mason, Inc.                                 132,000      6,631,680
-----------------------------------------------------------------------
Lehman Brothers Holdings Inc.                    148,200      8,743,800
-----------------------------------------------------------------------
Merrill Lynch & Co., Inc.                        187,300      7,855,362
-----------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                  88,700      4,232,764
-----------------------------------------------------------------------
Principal Financial Group, Inc. (The)(b)          62,000      1,723,600
-----------------------------------------------------------------------

                                                              MARKET
                                                SHARES        VALUE
DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

State Street Corp.                                45,000   $  2,299,950
-----------------------------------------------------------------------
Waddell & Reed Financial, Inc.-Class A           133,000      3,424,750
=======================================================================
                                                             88,459,104
=======================================================================

INDUSTRIAL CONGLOMERATES-1.60%

General Electric Co.                             158,000      4,984,900
=======================================================================

INSURANCE BROKERS-0.84%

Marsh & McLennan Cos., Inc.                       25,800      2,607,864
=======================================================================

IT CONSULTING & SERVICES-1.05%

SunGard Data Systems Inc.(b)                     110,000      3,273,600
=======================================================================

LIFE & HEALTH INSURANCE-3.85%

Nationwide Financial Services, Inc.-Class A      128,000      5,248,000
-----------------------------------------------------------------------
Prudential Financial, Inc.(b)                    103,800      3,331,980
-----------------------------------------------------------------------
StanCorp Financial Group, Inc.                    58,000      3,393,000
=======================================================================
                                                             11,972,980
=======================================================================

MANAGED HEALTH CARE-1.43%

Anthem, Inc.(b)                                   65,100      4,439,820
=======================================================================

MULTI-LINE INSURANCE-4.78%

American International Group, Inc.               143,450      9,915,264
-----------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)     71,600      4,961,880
=======================================================================
                                                             14,877,144
=======================================================================

PROPERTY & CASUALTY INSURANCE-3.98%

PMI Group, Inc. (The)                             69,500      5,637,840
-----------------------------------------------------------------------
Radian Group Inc.                                130,000      6,747,000
=======================================================================
                                                             12,384,840
=======================================================================
    Total Domestic Common Stocks (Cost
      $217,195,871)                                         236,424,597
=======================================================================

FOREIGN STOCKS-21.60%

AUSTRALIA-1.09%

AMP Ltd. (Multi-Line Insurance)                  127,300      1,260,186
-----------------------------------------------------------------------
St. George Bank Ltd. (Banks)                     202,000      2,114,927
=======================================================================
                                                              3,375,113
=======================================================================

BERMUDA-2.31%

ACE Ltd. (Property & Casualty Insurance)          56,000      2,437,120
-----------------------------------------------------------------------
Everest Re Group, Ltd. (Reinsurance)              69,700      4,732,630
=======================================================================
                                                              7,169,750
=======================================================================

CANADA-3.39%

Bank of Nova Scotia (Banks)                       25,000        859,898
-----------------------------------------------------------------------
Manulife Financial Corp. (Life & Health
  Insurance)                                      78,800      2,289,897
-----------------------------------------------------------------------

                                                              MARKET
                                                SHARES        VALUE
CANADA-(CONTINUED)

Royal Bank of Canada (Banks)                      46,500   $  1,629,649
-----------------------------------------------------------------------
Sun Life Financial Services of Canada (Life &
  Health Insurance)                              263,400      5,778,511
=======================================================================
                                                             10,557,955
=======================================================================

FRANCE-2.41%

BNP Paribas S.A. (Banks)                         111,200      5,806,252
-----------------------------------------------------------------------
Credit Agricole S.A. (Banks)                      80,000      1,689,589
=======================================================================
                                                              7,495,841
=======================================================================

GERMANY-2.00%

Allianz A.G. (Multi-Line Insurance)               10,060      2,363,750
-----------------------------------------------------------------------
Muenchener Rueckversicherungs-
  Gesellschaft A.G. (Reinsurance)                 15,600      3,862,073
=======================================================================
                                                              6,225,823
=======================================================================

HONG KONG-1.13%

Dah Sing Financial Group (Banks)                 686,000      3,500,763
=======================================================================

IRELAND-2.54%

Anglo Irish Bank Corp. PLC (Banks)               858,800      4,623,346
-----------------------------------------------------------------------
Bank of Ireland (Banks)                          281,200      3,265,639
=======================================================================
                                                              7,888,985
=======================================================================

ITALY-1.66%

Banca Popolare di Verona (Banks)                 200,000      2,482,890
-----------------------------------------------------------------------
UniCredito Italiano S.p.A. (Banks)(b)            579,800      2,688,119
=======================================================================
                                                              5,171,009
=======================================================================

JAPAN-0.28%

Nomura Securities Co., Ltd. (Diversified
  Financial Services)                             62,000        863,187
=======================================================================

                                                              MARKET
                                                SHARES        VALUE

NETHERLANDS-0.54%

Van der Moolen Holding N.V. (Diversified
  Financial Services)                             75,000   $  1,694,045
=======================================================================

SPAIN-1.19%

Banco Popular Espanol S.A. (Banks)                90,100      3,691,431
=======================================================================

SWITZERLAND-0.51%

UBS A.G. (Banks)                                  33,000      1,593,385
=======================================================================

UNITED KINGDOM-2.55%

Man Group PLC (Diversified Financial
  Services)                                      109,000      1,522,055
-----------------------------------------------------------------------
Northern Rock PLC (Banks)                        159,400      1,643,816
-----------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Banks)         166,100      4,764,673
=======================================================================
                                                              7,930,544
=======================================================================
    Total Foreign Stocks (Cost $60,219,945)                  67,157,831
=======================================================================

MONEY MARKET FUNDS-2.70%

STIC Liquid Assets Portfolio(c)                4,204,389      4,204,389
-----------------------------------------------------------------------
STIC Prime Portfolio(c)                        4,204,389      4,204,389
=======================================================================
    Total Money Market Funds (Cost
      $8,408,778)                                             8,408,778
=======================================================================
TOTAL INVESTMENTS-100.33% (Cost $285,824,594)               311,991,206
=======================================================================
OTHER ASSETS LESS LIABILITIES-(0.33%)                        (1,031,974)
=======================================================================
NET ASSETS-100.00%                                         $310,959,232
_______________________________________________________________________
=======================================================================

Notes to Schedule of Investments:

(a) A portion of this security is subject to call options written. See Note 7.
(b) Non-income producing security.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------
APRIL 30, 2002
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $285,824,594)*                               $311,991,206
-----------------------------------------------------------
Foreign currencies, at value (cost $87,482)          87,293
-----------------------------------------------------------
Receivables for:
  Investments sold                                1,300,749
-----------------------------------------------------------
  Fund shares sold                                  958,271
-----------------------------------------------------------
  Dividends                                         324,340
-----------------------------------------------------------
Investment for deferred compensation plan             1,461
-----------------------------------------------------------
Collateral for securities loaned                 25,786,413
-----------------------------------------------------------
Other assets                                         27,526
===========================================================
     Total assets                               340,477,259
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Investments purchased                           2,044,297
-----------------------------------------------------------
  Fund shares reacquired                          1,219,676
-----------------------------------------------------------
  Options written (premiums received
     $101,758)                                        7,950
-----------------------------------------------------------
  Deferred compensation plan                          1,461
-----------------------------------------------------------
  Collateral upon return of securities loaned    25,786,413
-----------------------------------------------------------
Accrued distribution fees                           301,775
-----------------------------------------------------------
Accrued trustees' fees                                  381
-----------------------------------------------------------
Accrued transfer agent fees                          93,056
-----------------------------------------------------------
Accrued operating expenses                           63,018
===========================================================
     Total liabilities                           29,518,027
===========================================================
Net assets applicable to shares outstanding    $310,959,232
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                        $144,007,307
___________________________________________________________
===========================================================
Class B                                        $128,663,766
___________________________________________________________
===========================================================
Class C                                        $ 38,288,159
___________________________________________________________
===========================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                           6,345,785
___________________________________________________________
===========================================================
Class B                                           5,882,549
___________________________________________________________
===========================================================
Class C                                           1,750,715
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      22.69
-----------------------------------------------------------
  Offering price per share:
     (Net asset value of $22.69 divided by
       95.25%)                                 $      23.82
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
     share                                     $      21.87
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
     share                                     $      21.87
___________________________________________________________
===========================================================


* At April 30, 2002, securities with an aggregate market value of $25,477,046 were on loan to brokers.
STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE SIX MONTHS ENDED APRIL 30, 2002
(UNAUDITED)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $58,314)                                      $ 1,955,487
-----------------------------------------------------------
Dividends from affiliated money market funds        224,128
-----------------------------------------------------------
Interest                                                167
-----------------------------------------------------------
Security lending income                              29,790
===========================================================
    Total investment income                       2,209,572
===========================================================

EXPENSES:

Advisory fees                                     1,501,175
-----------------------------------------------------------
Administrative services fees                         40,711
-----------------------------------------------------------
Custodian fees                                       34,535
-----------------------------------------------------------
Distribution fees -- Class A                        359,183
-----------------------------------------------------------
Distribution fees -- Class B                        638,557
-----------------------------------------------------------
Distribution fees -- Class C                        184,992
-----------------------------------------------------------
Transfer agent fees                                 488,659
-----------------------------------------------------------
Trustees' fees                                        5,095
-----------------------------------------------------------
Other                                               132,172
===========================================================
    Total expenses                                3,385,079
===========================================================
Less: Fees waived                                    (1,824)
-----------------------------------------------------------
    Expenses paid indirectly                         (1,759)
===========================================================
    Net expenses                                  3,381,496
===========================================================
Net investment income (loss)                     (1,171,924)
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                            (664,615)
-----------------------------------------------------------
  Foreign currencies                                 (4,376)
-----------------------------------------------------------
  Option contracts written                          354,253
===========================================================
                                                   (314,738)
===========================================================
Change in net unrealized appreciation of:
  Investment securities                          32,018,117
-----------------------------------------------------------
  Foreign currencies                                  4,377
-----------------------------------------------------------
  Option contracts written                           93,808
===========================================================
                                                 32,116,302
===========================================================
Net gain from investment securities, foreign
  currencies and option contracts                31,801,564
===========================================================
Net increase in net assets resulting from
  operations                                    $30,629,640
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED APRIL 30, 2002 AND THE YEAR ENDED OCTOBER 31, 2001 (UNAUDITED)

                                                               APRIL 30,      OCTOBER 31,
                                                                  2002            2001
                                                              ------------    ------------
OPERATIONS:

  Net investment income (loss)                                $ (1,171,924)   $ (1,479,394)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                       (314,738)       (702,041)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and option
    contracts                                                   32,116,302     (55,478,909)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 30,629,640     (57,660,344)
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                               --      (1,093,601)
------------------------------------------------------------------------------------------
  Class B                                                               --      (1,042,912)
------------------------------------------------------------------------------------------
  Class C                                                               --        (251,528)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        2,702,194      58,836,610
------------------------------------------------------------------------------------------
  Class B                                                        1,217,085      48,052,092
------------------------------------------------------------------------------------------
  Class C                                                        2,452,022      18,437,773
==========================================================================================
    Net increase in net assets                                  37,000,941      65,278,090
==========================================================================================

NET ASSETS:

  Beginning of period                                          273,958,291     208,680,201
==========================================================================================
  End of period                                               $310,959,232    $273,958,291
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $286,801,912    $280,430,611
------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                    (1,083,928)         87,996
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and option contracts         (1,023,416)       (708,678)
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, foreign currencies and option contracts         26,264,664      (5,851,638)
==========================================================================================
                                                              $310,959,232    $273,958,291
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

APRIL 30, 2002
(UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Financial Services Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eight separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is long-term growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       The Fund has a capital loss carryforward of $259,675, as of October 31, 2001, which may be carried forward to offset future taxable gains, if any, which expires, if not previously utilized, in the year 2009.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

H. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. AIM has contractually agreed to limit total annual operating expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50%, respectively. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the six months ended April 30, 2002, AIM waived fees of $1,824.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2002, AIM was paid $40,711 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2002, AFS was paid $259,140 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended April 30, 2002, the Class A, Class B and Class C shares paid AIM Distributors $359,183, $638,557 and $184,992, respectively, as compensation under the Plans.

  AIM Distributors retained commissions of $54,312 from sales of the Class A shares of the Fund during the six months ended April 30, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended April 30, 2002, AIM Distributors retained $1,443, $321 and $4,383 in contingent deferred sales charges imposed on redemptions of Class A, Class B and Class C shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the six months ended April 30, 2002, the Fund paid legal fees of $2,365 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended April 30, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1,758 and reductions in custodian fees of $1 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $1,759.

NOTE 4--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended April 30, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

  Effective May 21, 2002, the Fund may borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings.

NOTE 5--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At April 30, 2002, securities with an aggregate value of $25,477,046 were on loan to brokers. The loans were secured by cash collateral of $25,786,413 received by the Fund and invested in affiliated money market funds as follows:
$12,893,206 in STIC Liquid Assets Portfolio and $12,893,207 in STIC Prime Portfolio. For the six months ended April 30, 2002, the Fund received fees of $29,790 for securities lending.

NOTE 6--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended April 30, 2002 was $84,769,177 and $70,752,743, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $35,665,758
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (9,868,833)
===========================================================
Net unrealized appreciation of investment
  securities                                    $25,796,925
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $286,194,281.


NOTE 7--CALL OPTION CONTRACTS

Transactions in call options written during the six months ended April 30, 2002 are summarized as follows:

                                                              CALL OPTION CONTRACTS
                                                              ----------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
                                                              ---------    ---------
Beginning of period                                                --      $      --
------------------------------------------------------------------------------------
Written                                                         5,089        708,906
------------------------------------------------------------------------------------
Closed                                                         (3,750)      (498,388)
------------------------------------------------------------------------------------
Exercised                                                        (556)       (84,220)
------------------------------------------------------------------------------------
Expired                                                          (253)       (24,540)
====================================================================================
End of period                                                     530      $ 101,758
____________________________________________________________________________________
====================================================================================


Open call option contracts written at April 30, 2002 were as follows:

                                                                                                  APRIL 30,
                                                  CONTRACT    STRIKE    NUMBER OF    PREMIUMS        2002         UNREALIZED
ISSUE                                              MONTH      PRICE     CONTRACTS    RECEIVED    MARKET VALUE    APPRECIATION
-----                                             --------    ------    ---------    --------    ------------    ------------
Northern Trust Corp.                               Jul-02      $65         530       $101,758       $7,950         $93,808
_____________________________________________________________________________________________________________________________
=============================================================================================================================

NOTE 8--SHARE INFORMATION


Changes in shares outstanding during the six months ended April 30, 2002 and the year ended October 31,2001 were as follows:

                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    APRIL 30, 2002               OCTOBER 31, 2001
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
                                                              ----------    ------------    ----------    ------------
Sold:
  Class A                                                      1,866,848    $ 41,982,068     5,052,621    $119,437,397
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        855,230      18,604,505     3,478,790      79,898,444
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        356,946       7,784,042     1,195,608      27,610,451
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --              --        43,536       1,037,039
----------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --        42,175         974,682
----------------------------------------------------------------------------------------------------------------------
  Class C                                                             --              --        10,376         239,794
======================================================================================================================
Reacquired:
  Class A                                                     (1,737,743)    (39,279,874)   (2,718,336)    (61,637,826)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (799,897)    (17,387,420)   (1,519,609)    (32,821,034)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (244,716)     (5,332,020)     (435,228)     (9,412,472)
======================================================================================================================
                                                                 296,668    $  6,371,301     5,149,933    $125,326,475
______________________________________________________________________________________________________________________
======================================================================================================================


NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                        CLASS A
                                                         ---------------------------------------------------------------------
                                                         SIX MONTHS
                                                           ENDED                         YEAR ENDED OCTOBER 31,
                                                         APRIL 30,        ----------------------------------------------------
                                                           2002           2001(a)     2000(a)    1999(a)    1998(a)    1997(a)
                                                         ----------       --------    -------    -------    -------    -------
Net asset value, beginning of period                      $  20.40        $  24.85    $23.23     $17.05     $17.22     $ 14.20
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                               (0.06)          (0.06)    (0.07)     (0.02)      0.07        0.04
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                               2.35           (4.13)     5.87       6.25       0.37        3.97
==============================================================================================================================
    Total from investment operations                          2.29           (4.19)     5.80       6.23       0.44        4.01
==============================================================================================================================
Less distributions:
  Dividends from net investment income                          --              --     (0.25)     (0.02)     (0.01)         --
------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         --           (0.26)    (3.93)     (0.03)     (0.60)      (0.99)
==============================================================================================================================
    Total distributions                                         --           (0.26)    (4.18)     (0.05)     (0.61)      (0.99)
==============================================================================================================================
Net asset value, end of period                            $  22.69        $  20.40    $24.85     $23.23     $17.05     $ 17.22
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                              11.23%         (17.03)%   30.06%     36.62%      2.53%      29.91%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $144,007        $126,816   $95,393    $30,987    $28,433     $29,639
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                            1.93%(c)        1.85%     2.00%      1.99%      1.97%       2.29%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                         1.93%(c)        1.85%     2.00%      2.12%      1.99%       2.36%
==============================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                     (0.49)%(c)      (0.26)%   (0.33)%    (0.08)%     0.37%       0.23%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate                                         25%             53%       41%       107%       111%         91%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $144,863,879.


                                                                                       CLASS B
                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED                            YEAR ENDED OCTOBER 31,
                                                     APRIL 30,        -----------------------------------------------------------
                                                       2002           2001(a)      2000(a)      1999(a)      1998(a)      1997(a)
                                                     ----------       ---------    ---------    ---------    ---------    -------
Net asset value, beginning of period                  $  19.71        $  24.14      $ 22.67      $ 16.71      $ 16.97     $ 14.06
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           (0.11)          (0.17)       (0.18)       (0.12)       (0.02)      (0.04)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                       2.27           (4.00)        5.72         6.11         0.37        3.94
=================================================================================================================================
    Total from investment operations                      2.16           (4.17)        5.54         5.99         0.35        3.90
=================================================================================================================================
Less distributions:
  Dividends from net investment income                      --              --        (0.14)          --        (0.01)         --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                     --           (0.26)       (3.93)       (0.03)       (0.60)      (0.99)
=================================================================================================================================
    Total distributions                                     --           (0.26)       (4.07)       (0.03)       (0.61)      (0.99)
=================================================================================================================================
Net asset value, end of period                        $  21.87        $  19.71      $ 24.14      $ 22.67      $ 16.71     $ 16.97
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                          10.96%         (17.45)%      29.40%       35.91%        2.08%      29.13%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $128,664        $114,852      $92,343      $49,619      $48,785     $47,585
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                        2.43%(c)        2.35%        2.50%        2.49%        2.47%       2.79%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                     2.43%(c)        2.35%        2.50%        2.62%        2.49%       2.86%
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                             (0.99)%(c)      (0.76)%      (0.83)%      (0.58)%      (0.13)%     (0.27)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                     25%             53%          41%         107%         111%         91%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $128,769,765.


                                                                                       CLASS C
                                                             ------------------------------------------------------------
                                                             SIX MONTHS         YEAR ENDED         MARCH 1, 1999
                                                              ENDED            OCTOBER 31,         (DATE SALES COMMENCED)
                                                             APRIL 30,     --------------------    TO OCTOBER 31,
                                                               2002        2001(a)     2000(a)        1999(a)
                                                             ----------    --------    --------    ----------------------
Net asset value, beginning of period                          $ 19.71      $ 24.14     $ 22.67             $19.58
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.11)       (0.17)      (0.18)             (0.08)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  2.27        (4.00)       5.72               3.17
=========================================================================================================================
    Total from investment operations                             2.16        (4.17)       5.54               3.09
=========================================================================================================================
Less distributions:
  Dividends from net investment income                             --           --       (0.14)                --
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --        (0.26)      (3.93)                --
=========================================================================================================================
    Total distributions                                            --        (0.26)      (4.07)                --
=========================================================================================================================
Net asset value, end of period                                $ 21.87      $ 19.71     $ 24.14             $22.67
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                                 10.96%      (17.45)%     29.40%             15.78%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $38,288      $32,290     $20,944             $  605
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               2.43%(c)     2.35%       2.50%              2.49%(d)
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            2.43%(c)     2.35%       2.50%              2.62%(d)
=========================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                        (0.99)%(c)   (0.76)%     (0.83)%            (0.58)%(d)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                            25%          53%         41%               107%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $37,305,059.
(d)  Annualized.

GLOBAL FINANCIAL SERVICES FUND

BOARD OF TRUSTEES                        OFFICERS                                  OFFICE OF THE FUND

Robert H. Graham                         Robert H. Graham                          11 Greenway Plaza
                                         Chairman and President                    Suite 100
Frank S. Bayley                                                                    Houston, TX 77046
                                         Carol F. Relihan
Bruce L. Crockett                        Senior Vice President and Secretary       INVESTMENT ADVISOR

Albert R. Dowden                         Gary T. Crum                              A I M Advisors, Inc.
                                         Senior Vice President                     11 Greenway Plaza
Edward K. Dunn Jr.                                                                 Suite 100
                                         Dana R. Sutton                            Houston, TX 77046
Jack M. Fields                           Vice President and Treasurer
                                                                                   TRANSFER AGENT
Carl Frischling                          Stuart W. Coco
                                         Vice President                            A I M Fund Services, Inc.
Prema Mathai-Davis                                                                 P.O. Box 4739
                                         Melville B. Cox                           Houston, TX 77210-4739
Lewis F. Pennock                         Vice President
                                                                                   CUSTODIAN
Ruth H. Quigley                          Edgar M. Larsen
                                         Vice President                            State Street Bank and Trust Company
Louis S. Sklar                                                                     225 Franklin Street
                                                                                   Boston, MA 02110

                                                                                   COUNSEL TO THE FUND

                                                                                   Ballard Spahr
                                                                                   Andrews & Ingersoll, LLP
                                                                                   1735 Market Street
                                                                                   Philadelphia, PA 19103

                                                                                   COUNSEL TO THE TRUSTEES

                                                                                   Kramer, Levin, Naftalis & Frankel LLP
                                                                                   919 Third Avenue
                                                                                   New York, NY 10022

                                                                                   DISTRIBUTOR

                                                                                   A I M Distributors, Inc.
                                                                                   11 Greenway Plaza
                                                                                   Suite 100
                                                                                   Houston, TX 77046



                           EQUITY FUNDS

       DOMESTIC EQUITY FUNDS            INTERNATIONAL/GLOBAL EQUITY FUNDS    A I M Management Group Inc. has provided
                                                                             leadership in the mutual fund industry since
        MORE AGGRESSIVE                         MORE AGGRESSIVE              1976 and manages approximately $158 billion
                                                                             in assets for more than 9 million shareholders,
AIM Small Cap Opportunities(1)          AIM Developing Markets               including individual investors, corporate clients
AIM Mid Cap Opportunities(1)            AIM European Small Company           and financial institutions.*
AIM Large Cap Opportunities(1)          AIM Asian Growth                        The AIM Family of Funds--Registered
AIM Emerging Growth                     AIM International Emerging Growth    Trademark-- is distributed nationwide. AIM
AIM Small Cap Growth(2)                 AIM Global Aggressive Growth         is a subsidiary of AMVESCAP PLC, one of the world's
AIM Aggressive Growth                   AIM European Development             largest independent financial services companies with
AIM Mid Cap Growth                      AIM Euroland Growth                  $400 billion in assets under management.*
AIM Dent Demographic Trends             AIM International Equity
AIM Constellation                       AIM Global Growth
AIM Large Cap Growth                    AIM Worldwide Spectrum
AIM Weingarten                          AIM Global Trends
AIM Small Cap Equity                    AIM International Value(4)
AIM Capital Development
AIM Mid Cap Equity                              MORE CONSERVATIVE
AIM Select Equity(3)
AIM Value II                                      SECTOR EQUITY FUNDS
AIM Value
AIM Blue Chip                                   MORE AGGRESSIVE
AIM Mid Cap Basic Value
AIM Large Cap Core Equity               AIM New Technology
AIM Charter                             AIM Global Telecommunications and Technology
AIM Basic Value                         AIM Global Energy(5)
AIM Large Cap Basic Value               AIM Global Infrastructure
AIM Balanced                            AIM Global Financial Services
AIM Basic Balanced                      AIM Global Health Care
                                        AIM Global Utilities
        MORE CONSERVATIVE               AIM Real Estate(6)

                                                MORE CONSERVATIVE

                         FIXED-INCOME FUNDS

TAXABLE FIXED-INCOME FUNDS                  TAX-FREE FIXED-INCOME FUNDS

        MORE AGGRESSIVE                         MORE AGGRESSIVE

AIM High Yield II                       AIM High Income Municipal
AIM High Yield                          AIM Municipal Bond
AIM Strategic Income                    AIM Tax-Free Intermediate
AIM Income                              AIM Tax-Exempt Cash
AIM Global Income
AIM Total Return Bond                           MORE CONSERVATIVE
AIM Intermediate Government
AIM Floating Rate
AIM Limited Maturity Treasury
AIM Money Market

        MORE CONSERVATIVE

When assessing the degree of risk, AIM considered the following three factors: the funds' portfolio holdings, volatility patterns over time and diversification permitted within the fund. Fund rankings are relative to one another within the particular group of The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. This order is subject to change. (1) Closed to new investors. (2) On March 18, 2002, AIM Small Cap Growth Fund was closed to most investors. For more information on who may continue to invest in the fund, please contact your financial advisor. (3) On July 13, 2001, AIM Select Growth Fund was renamed AIM Select Equity Fund. (4) On July 1, 2001, AIM Advisor International Value Fund was renamed AIM International Value Fund. (5) On September 1, 2001, AIM Global Resources Fund was renamed AIM Global Energy Fund. (6) On July 1, 2001, AIM Advisor Real Estate Fund was renamed AIM Real Estate Fund. FOR MORE COMPLETE INFORMATION ABOUT ANY AIM FUND, INCLUDING THE RISKS, SALES CHARGES AND EXPENSES, OBTAIN THE APPROPRIATE PROSPECTUS(ES) FROM YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST OR SEND MONEY. If used as sales material after July 20, 2002, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Review of Performance for the most recent quarter-end.

*As of 3/31/02                                           [AIM LOGO APPEARS HERE]
                                                        --Registered Trademark--
                                                        INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

                                                                       GFS-SAR-1

A I M DISTRIBUTORS, INC.